CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 4,723	$ 7,929
Restricted cash	54	52
Short-term bank deposits	9,068	7,650
Trade receivables	5,016	338
Other accounts receivable and prepaid expenses	560	483
Total current assets	19,421	16,452
LONG-TERM ASSETS:
Property and equipment, net	3,265	822
Restricted bank deposit and other long-term receivables	625	4
Total long-term assets	3,890	826
Total assets	23,311	17,278
CURRENT LIABILITIES:
Trade payables	1,367	563
Other accounts payable and accruals	2,117	1,648
Total current liabilities	3,484	2,211
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	6	2
Total long-term liabilities	$ 6	$ 2
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.6 par value: 40,000,000 shares authorized at June 30, 2015 (unaudited) and December 31, 2014; 14,502,942 (unaudited) and 11,765,678 shares issued at June 30, 2015 and December 31, 2014, respectively; 14,499,684 (unaudited) and 11,762,420 shares outstanding at June 30, 2015 and December 31, 2014, respectively	$ 2,254	$ 1,830
Additional paid-in capital	147,179	136,160
Accumulated deficit	(129,612)	(122,925)
Total shareholders' equity	19,821	15,065
Total liabilities and shareholders' equity	$ 23,311	$ 17,278